Cash generated from operations (Tables)	6 Months Ended
Jun. 30, 2021
Statement of cash flows [abstract]
Schedule of cash generated from operations

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Profit (loss) before taxation	507	597	1,589
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	—	10	—
Amortisation of tangible and right of use assets	212	276	568
Amortisation of intangible assets	1	1	2
Finance costs and unwinding of obligations	55	86	177
Environmental rehabilitation and other expenditure	(21)	(20)	(50)
Impairment, derecognition of assets and (profit) loss on disposal	2	—	(1)
Other expenses (income)	14	32	51
Profit (loss) on sale of assets	(2)	—	—
Interest income	(29)	(9)	(27)
Share of associates and joint ventures’ (profit) loss	(122)	(119)	(278)
Other non-cash movements	17	2	35
Movements in working capital	(20)	(192)	(238)
	614	664	1,828

Movements in working capital:
(Increase) decrease in inventories	60	(71)	(83)
(Increase) decrease in trade and other receivables	(75)	(75)	(163)
Increase (decrease) in trade, other payables and provisions	(5)	(46)	8
	(20)	(192)	(238)